Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, CO 80111

May 2, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Great-West Life & Annuity Insurance Company

Variable Annuity-8 Series Account

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

File Nos. 333-203627; 811-23050

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-8 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 10 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.

the text of Post-Effective Amendment No. 10 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 29, 2022.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-2660.

Sincerely,

Variable Annuity-8 Series Account

Great-West Life & Annuity Insurance Company

(Registrant)

/s/ Kirsty M. Lieberman

Kirsty M. Lieberman

Senior Counsel